Commitments and Contingencies (Details) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended
	Dec. 19, 2012	Jun. 30, 2012	May 31, 2011	Apr. 30, 2013	Apr. 30, 2013	Jul. 31, 2012	May 31, 2011 Employment Agreements	Apr. 26, 2012 Employment Agreements	May 31, 2011 Employment Agreements Minimum	May 31, 2011 Employment Agreements Maximum
Commitments and Contingencies
Term of lease agreement for office space			1 year
Base annual rent			$ 42,000
Period by which the lease term is extended	6 months	7 months
Base monthly rent as per the amendment		10,000
Contingencies
Term of agreement							5 years
Term of base salary for computation of severance payments									6 months	24 months
Term for payment of health benefits									6 months	24 months
Severance liability								220,000
Defined contribution plan
Maximum percentage of contribution permitted to employees on eligible compensation					100.00%	100.00%
Employer matching contributions made				$ 0	$ 0